Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) shares SFr / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	$ 8,856,000		$ 2,237,000	$ 3,268,000
Impact on anti-dilution provisions	$ 0		$ 0
Founder [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation				$ 2,400,000
Fair value of common shares | $ / shares				$ 2.68
Founder [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Minimum diluted shareholding percentage	10.00%
Founder [Member] | Common shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares issued | shares					915,434
Founder [Member] | Common shares [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares issued price per share | SFr / shares		SFr 0.077
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of method of settlement for share-based payment arrangement	Upon enrollment in the 2013 EIP, Beneficiaries were granted a certain number of shares which they were entitled to acquire at a pre-determined price of 1/13 of a Swiss franc. The pre-determined price was generally paid by the Beneficiaries at the grant date and recognized as a pre-payment until the vesting period elapses resulting in the shares issuance being accounted for.
Description of vesting requirements for share-based payment arrangement	The shares generally fully vest over a four year vesting period, with 25% of the shares underlying the grant vesting after one year, and 1/48th of the shares underlying the grant vesting each month over a further period of three years.
Obligation to repurchase or settle shares	$ 0
Number of shares issued | shares	454,548	454,548	264,524	182,429
Total share-based compensation	$ 5,497,000		$ 2,237,000	$ 890,000
Employee 2017 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement	The stock-options vest under a 3-year or 4-year vesting schedule, have a 10-year expiration term and have a strike price equivalent to the share price at grant date.
Number of stock option, granted | shares	1,866,740
Stock options outstanding | shares	1,866,740	1,866,740
Stock options exercisable | shares	46,708	46,708
Total share-based compensation	$ 3,359,000
Employee 2017 EIP [Member] | Black-Scholes Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of option pricing model, share options granted	Black-Scholes model
Weighted average fair value of the stock-options granted	$ 6.98	SFr 6.98